Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000258312
Shareholder Report [Line Items]
Fund Name	Sterling Capital Enhanced Core Bond ETF
Trading Symbol	SCEC
Security Exchange Name	NYSEArca
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Expenses [Text Block]

What were the Fund’s costs for the period since inception?*

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sterling Capital Enhanced Core Bond ETF	$20	0.39%

*The expenses reflect the period of March 13, 2025 (commencement of operations) to June 30, 2025. Such expenses would be higher for the full reporting period.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%
AssetsNet	$ 417,275,857
Holdings Count | Holding	222
Advisory Fees Paid, Amount	$ 343,236
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$417,275,857 Number of Portfolio Holdings222 Advisory Fee $343,236 Portfolio Turnover35%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	23.7%
Corporate Bonds	23.2%
U.S. Government & Agencies	28.6%
U.S. Treasury Bonds & Notes	24.5%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.